Lease (Details) - USD ($)	6 Months Ended
	Apr. 30, 2025	Apr. 30, 2024
Lease [Abstract]
Weighted average discount rate	4.05%
Weighted average remaining lease term	1 year 7 months 20 days
Operating lease expenses	$ 27,518	$ 27,797
Finance lease discount rate	0.00%
Finance lease term	5 months 1 day
Finance lease useful life	5 years
Finance lease expenses	$ 7,306	$ 7,381